Schedule of Investments (unaudited) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 116.8%

Alabama — 2.0%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$1,665	$1,876,311
Senior Lien, Series A (AGM), 5.25%, 10/01/48	3,175	3,626,199
Sub-Lien, Series D, 6.00%, 10/01/42	7,410	8,761,140

		14,263,650

Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	220	220,288

Arizona — 3.3%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	3,575	3,882,378
City of Phoenix Civic Improvement Corp., ARB, Series A, 4.00%, 07/01/45	2,730	3,093,527
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	7,365	9,716,571
5.00%, 12/01/37	5,000	6,903,350

		23,595,826

Arkansas — 1.0%
Arkansas Development Finance Authority, RB:
Baptist Health, 5.00%, 12/01/47	1,120	1,362,446
Big River Steel Project, AMT, 4.50%, 09/01/49(a)	5,230	5,670,000

		7,032,446

California — 5.5%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	4,455	7,218,837
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	6,465	6,641,301
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	2,560	2,894,720
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	305	347,200
5.25%, 08/15/49	770	864,079

Security	Par (000)	Value

California (continued)
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	$1,650	$1,788,253
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(a):
5.00%, 12/01/41	1,100	1,251,591
5.00%, 12/01/46	955	1,081,079
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series A, 6.00%, 05/01/43	3,285	3,288,121
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A(b):
6.25%, 10/01/23	405	483,477
6.25%, 10/01/23	335	399,913
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	4,525	4,758,671
5.25%, 06/01/47	1,140	1,205,983
State of California, GO:
(AMBAC), 5.00%, 04/01/31	10	10,032
Various Purposes, 6.00%, 03/01/33	5,085	5,111,086
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	1,605	1,831,385

		39,175,728

Colorado — 1.7%
Colorado Health Facilities Authority, RB, Commonspirit Health, Series A, 4.00%, 08/01/49	3,090	3,428,849
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	645	718,627
County of Arapahoe Colorado School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	2,635	3,452,878
Denver Connection West Metropolitan District, GO, Series A, 5.38%, 08/01/47	1,250	1,316,662

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
State of Colorado, COP, Building Excellent Schools, Series O, 4.00%, 03/15/44	$2,695	$3,084,347

		12,001,363

Connecticut — 1.1%
State of Connecticut, GO, Series A, 4.00%, 01/15/38	6,580	7,645,894

Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	2,305	2,382,909
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	2,430	2,796,638
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	8,275	8,450,927

		13,630,474

District of Columbia — 6.4%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	910	1,113,704
Georgetown University Issue, 5.00%, 04/01/42	745	897,457
The Catholic University of America Issue, 5.00%, 10/01/48	4,875	5,877,056
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	4,440	4,657,826
Metropolitan Washington Airports Authority, Refunding ARB, Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	4,240	4,528,405
Metropolitan Washington Airports Authority, Refunding RB, CAB, 2nd Senior Lien, Series B (AGC)(c):
0.00%, 10/01/31	8,350	6,434,009
0.00%, 10/01/32	15,000	11,173,800
Dulles Toll Road, 0.00%, 10/01/33	13,410	9,633,610
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	1,615	1,829,698

		46,145,565

Florida — 4.2%
County of Alachua Florida Health Facilities Authority, RB, Shands Teaching Hospital and Clinics, Series A, 5.00%, 12/01/44	4,825	5,578,569

Security	Par (000)	Value

Florida (continued)
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	$2,790	$3,208,082
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	7,530	7,750,252
County of Volusia Educational Facility Authority, Refunding RB, Embry Riddle Aeronautical Project:
5.00%, 10/15/44	1,215	1,503,587
5.00%, 10/15/49	2,480	3,044,944
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	6,150	6,777,484
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(d)(e)	3,162	2,508,443

		30,371,361

Georgia — 2.0%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	1,075	1,269,220
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	1,040	1,412,278
5.00%, 05/15/36	1,040	1,426,599
5.00%, 05/15/37	1,145	1,586,810
5.00%, 05/15/38	630	879,940
5.00%, 05/15/49	2,100	3,025,260
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	3,290	3,585,903
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	1,285	1,414,284

		14,600,294

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	2,760	2,809,459

Idaho — 1.4%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	10,000	10,035,500

Illinois — 15.6%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/36	460	538,821
Project, 5.25%, 12/01/35	3,095	3,474,633

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/25	$1,735	$2,030,384
Dedicated Revenues, Series D, 5.00%, 12/01/31	1,000	1,188,840
Dedicated Revenues, Series F, 5.00%, 12/01/22	1,305	1,421,302
Dedicated Revenues, Series G, 5.00%, 12/01/34	455	536,167
5.00%, 12/01/25	1,365	1,597,391
Chicago Board of Education, GO:
5.00%, 12/01/46	1,125	1,311,874
5.00%, 12/01/46	2,915	3,150,736
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(b)	3,390	3,534,685
5.63%, 01/01/35	810	842,643
Series A, 5.75%, 01/01/21(b)	2,940	3,068,831
Series A, 5.75%, 01/01/39	560	582,484
Series C, 6.50%, 01/01/21(b)	11,920	12,523,033
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	2,130	2,267,513
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	1,635	1,829,483
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	425	483,599
5.00%, 02/15/50	210	238,220
Illinois Finance Authority, Refunding RB, Ascension Health, Series A, 5.00%, 11/15/21(b)	1,970	2,112,352
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, 4.00%, 06/15/50(f)	2,830	3,115,547
McCormick Place Expansion Project, 5.00%, 06/15/50(f)	1,835	2,197,908
McCormick Place Expansion Project, CAB, Series B (AGM), 0.00%, 06/15/47(c)	27,225	11,869,283
Mccormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/43(c)	10,925	5,449,171
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	12,435	12,597,774

Security	Par (000)	Value

Illinois (continued)
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	$5,085	$5,156,546
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	2,730	2,895,056
6.00%, 06/01/21	2,335	2,491,562
State of Illinois, GO, Series B:
5.50%, 07/01/38	4,000	4,454,960
5.00%, 02/01/39	3,195	3,527,536
State of Illinois, GO, Refunding:
5.00%, 10/01/28	1,000	1,224,350
5.00%, 10/01/29	1,865	2,279,179
State of Illinois, GO, Series A, 5.00%, 04/01/38	2,510	2,726,287
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	5,815	6,784,244
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	2,045	2,303,140

		111,805,534

Indiana — 3.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	1,635	1,902,780
7.00%, 01/01/44	3,950	4,602,856
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	6,665	7,101,691
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	910	1,000,345
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	3,015	3,310,350
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	840	929,250
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,580	2,852,654

		21,699,926

Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	5,720	6,335,815
Midwestern Disaster Area, 5.25%, 12/01/25	940	1,049,933
Midwestern Disaster Area, 5.88%, 12/01/26(a)	835	871,339

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Iowa (continued)
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, CAB, Series B, 5.60%, 06/01/34	$2,695	$2,723,136

		10,980,223

Kentucky — 1.1%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	2,055	2,308,628
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	2,625	3,099,075
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(h)	2,485	2,831,111

		8,238,814

Louisiana — 1.5%
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project, 2.10%, 06/01/37(g)	950	973,028
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	2,055	2,081,653
5.25%, 05/15/31	1,750	1,827,945
5.25%, 05/15/32	2,240	2,413,488
5.25%, 05/15/33	2,430	2,616,940
5.25%, 05/15/35	1,025	1,134,552

		11,047,606

Maryland — 0.5%
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,289	1,291,398
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,545	1,577,352

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$880	$1,074,876

		3,943,626

Massachusetts — 1.4%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A-1, 5.25%, 07/01/29	3,250	4,430,042
Massachusetts Housing Finance Agency, RB, M/F Housing, Series C-1:
3.15%, 12/01/49	1,165	1,197,865
3.25%, 12/01/54	4,280	4,411,353

		10,039,260

Michigan — 3.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	8,995	9,833,604
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	1,545	1,565,070
5.50%, 05/15/36	1,250	1,265,962
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	1,830	1,982,476
Series A, 4.00%, 12/01/49	1,710	1,950,443
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	2,105	2,630,050
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	2,255	2,713,306

		21,940,911

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,160	2,436,804
5.25%, 02/15/53	4,315	5,209,845

		7,646,649

Missouri — 1.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	510	554,941

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri (continued)
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	$5,470	$6,523,084
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	510	554,039

		7,632,064

Nebraska — 0.4%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	1,670	1,832,174
5.00%, 09/01/42	925	1,008,999

		2,841,173

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	3,205	3,332,110
Series C, AMT, 4.88%, 11/01/42	1,665	1,734,531

		5,066,641

New Jersey — 13.9%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	3,490	3,802,913
5.25%, 11/01/44	3,180	3,453,067
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	2,250	2,270,385
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 1.00%, 09/15/29	975	1,065,558
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,400	2,772,552
School Facilities Construction, 5.00%, 06/15/49	4,850	5,775,234
Series EEE, 5.00%, 06/15/48	7,780	9,136,599
Transit transportation Project, 4.00%, 11/01/38	1,075	1,204,194
Transit transportation Project, 4.00%, 11/01/39	860	960,895
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	3,040	3,516,550
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,150	1,260,216
Series A, 5.00%, 01/01/43	685	744,246
Series E, 5.00%, 01/01/45	5,425	6,338,353

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35(c)	$7,395	$4,695,899
Series BB, 4.00%, 06/15/50	3,150	3,380,265
Series BB, 5.00%, 06/15/50	10,800	12,717,216
Transportation Program, Series AA, 5.00%, 06/15/44	1,360	1,512,592
Transportation Program, Series AA, 5.00%, 06/15/44	2,515	2,740,696
Transportation System, Series A, 5.50%, 06/15/21(b)	3,630	3,856,403
Transportation System, Series B, 5.25%, 06/15/36	4,990	5,226,127
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	5,120	6,089,062
Sub-Series B, 5.00%, 06/01/46	14,860	17,082,016

		99,601,038

New York — 6.4%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	4,235	4,553,641
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	3,700	3,736,260
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	440	481,605
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	4,070	4,072,360
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	4,960	5,739,216
5.25%, 11/15/39	1,765	2,038,999
New York City Water & Sewer System, RB, 2nd Generation Resolution, Series CC-1, 4.00%, 06/15/49	2,425	2,813,752
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(a):
Class 1, 5.00%, 11/15/44	8,145	8,946,386
Class 2, 5.15%, 11/15/34	705	789,403
Class 2, 5.38%, 11/15/40	1,760	1,978,117
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	1,525	1,740,147

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	$2,625	$2,738,820
6.00%, 12/01/42	1,485	1,536,114
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	3,750	4,673,212

		45,838,032

North Carolina — 1.0%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,140	1,167,451
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	2,970	3,330,112
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	1,210	1,298,875
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/49	1,130	1,725,634

		7,522,072

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	2,000	2,395,660

Ohio — 3.0%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	9,385	9,426,482
County of Allen Ohio Hospital Facilities, Refunding RB, Mercy Health, Series A, 4.00%, 11/01/44	4,160	4,443,587
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	1,380	1,513,584
Series A, 4.00%, 12/01/49	1,060	1,205,580
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	840	1,008,059

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	$1,545	$1,752,787
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	1,685	1,899,046

		21,249,125

Oklahoma — 1.7%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	4,320	4,800,859
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	2,460	3,001,791
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	4,115	4,636,041

		12,438,691

Pennsylvania — 3.5%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	5,250	5,558,858
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	1,325	1,431,331
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	1,185	1,317,874
5.00%, 09/01/43	2,610	3,171,933
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,765	2,024,437
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,210	3,407,030
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49	4,875	5,591,576
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,305	2,661,584

		25,164,623

Puerto Rico — 5.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	1,430	1,454,167
5.63%, 05/15/43	1,430	1,454,153

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	$5,165	$5,494,424
5.13%, 07/01/37	1,470	1,567,417
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	1,530	1,561,426
6.00%, 07/01/44	2,770	2,826,923
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	3,304	3,655,711
Series A-1, 5.00%, 07/01/58	13,357	15,001,514
Series A-2, 4.78%, 07/01/58	6,236	6,896,018

		39,911,753

Rhode Island — 2.8%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(d)(e)	4,155	637,099
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	8,215	8,631,254
5.00%, 06/01/50	9,875	10,647,225

		19,915,578

South Carolina — 5.1%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	6,455	7,657,244
State of South Carolina Ports Authority, ARB(b):
5.25%, 07/01/20	6,000	6,106,740
AMT, 5.25%, 07/01/25	2,225	2,703,130
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	8,090	9,180,532
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	5,000	5,698,200
Series E, 5.25%, 12/01/55	4,550	5,272,403

		36,618,249

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	2,855	3,205,080

Security	Par (000)	Value

Tennessee (continued)
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	$330	$367,670
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	1,440	1,712,045
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	2,025	2,454,644

		7,739,439

Texas — 6.9%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	4,365	4,575,131
Sub-Lien, 5.00%, 01/01/33	725	800,299
City of Houston Texas Airport System, RB, AMT, Series B-1, 5.00%, 07/15/30	3,600	4,109,076
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	2,200	2,475,638
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,440	3,046,438
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	1,525	1,752,179
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B:
7.00%, 01/01/23(b)	485	570,025
6.38%, 01/01/33	460	514,243
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	9,585	11,600,151
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	4,110	2,143,406
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	1,910	2,227,614

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	$5,260	$6,466,749
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	6,000	6,150,540
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	2,435	2,857,862

		49,289,351

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	1,845	2,226,546
5.00%, 07/01/47	1,920	2,289,005

		4,515,551

Virginia — 1.1%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	3,270	3,562,632
6.00%, 01/01/37	3,900	4,311,333

		7,873,965

Washington — 1.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	3,120	3,723,190
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,565	1,791,111
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	4,745	5,347,045
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	715	796,617

		11,657,963

Wisconsin — 0.3%
Public Finance Authority, RB:
A&T Real Estate Foundation, Series B, 5.00%, 06/01/49	930	1,078,065
American Preparatory Academy — Las Vegas Project, Series A, 5.00%, 07/15/39(a)	190	211,630
American Preparatory Academy — Las Vegas Project, Series A, 5.00%, 07/15/49(a)	720	787,946

Security	Par (000)	Value

Wisconsin (continued)
American Preparatory Academy — Las Vegas Project, Series A, 5.00%, 07/15/54(a)	$345	$376,133

		2,453,774

Total Municipal Bonds — 116.8% (Cost — $750,911,951)		838,595,139

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 36.3%

California — 3.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(j)	6,496	7,335,229
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	11,974	12,107,315
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	6,494	7,844,786

		27,287,330

Colorado — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(j)	4,775	5,900,816
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	7,820	8,632,029

		14,532,845

District of Columbia — 1.6%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	10,265	11,333,377

Florida — 1.6%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	11,448	11,755,818

Georgia — 1.5%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	6,660	7,324,668

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Georgia Housing & Finance Authority, RB, S/F Housing, Series 2020, 8.15%, 12/01/26	$3,037	$3,241,981

		10,566,649

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	6	6,414
4.00%, 02/15/41	2,994	3,315,860

		3,322,274

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	4,333	4,813,174
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(b)	4,607	4,930,368

		9,743,542

New York — 11.8%
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(b)	2,018	2,115,489
5.75%, 02/15/47	1,242	1,301,384
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	21,629	23,365,800
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	13,081	14,145,353
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	12,580	14,590,913
New York State Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	6,065	6,934,481
Port Authority of New York & New Jersey, Refunding ARB, Series 194th, 5.25%, 10/15/55	5,400	6,516,342

Security	Par (000)	Value

New York (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	$13,980	$16,030,866

		85,000,628

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	5,290	6,299,702

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,877	5,983,097

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	3,272	3,455,617

Texas — 6.6%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	5,060	5,623,864
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	6,920	7,370,284
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	4,335	4,540,132
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	5,700	5,978,331
Texas Water Development Board, RB, State Water Implementation Fund, Series A, 4.00%, 10/15/49	14,560	16,849,269

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$6,243	$6,818,766

		47,180,646

Virginia — 0.8%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	6,075	6,135,268

Washington — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B (AGM), 4.00%, 10/01/53	3,782	4,278,376

Wisconsin — 1.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	5,950	6,513,512
Wisconsin Health & Educational Facilities Authority, RB, Thedacare, Inc., 4.00%, 12/15/49(j)	6,200	6,948,030

		13,461,542

Security		Value

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.3% (Cost — $244,854,791)		$260,336,711

Total Long-Term Investments — 153.1% (Cost — $995,766,742)		1,098,931,850

Shares

Short-Term Securities — 3.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.81%(k)(l)	22,217,889	22,222,333

Total Short-Term Securities — 3.1% (Cost — $22,221,574)		22,222,333

Total Investments — 156.2% (Cost — $1,017,988,316)		1,121,154,183

Other Assets Less Liabilities — 0.2%		1,662,221

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.4)%		(153,706,352)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (35.0)%		(251,400,000)

Net Assets Applicable to Common Shares — 100.0%		$717,710,052

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	When-issued security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between August 15, 2020 to December 15, 2027, is $21,753,479.

(k)	Annualized 7-day yield as of period end.

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD)

(l)

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	5,922,549	16,295,340	22,217,889	$22,222,333	$199,311	$(12)	$1,341

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

EDC — Economic Development Corp.

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

SRF — State Revolving Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	44	03/20/20	$5,793	$(94,058)
Long U.S. Treasury Bond	267	03/20/20	43,663	(1,040,523)
5-Year U.S. Treasury Note	33	03/31/20	3,971	(39,445)

				$(1,174,026)

11

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock MuniYield Fund, Inc. (MYD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•  Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•  Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•  Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$1,098,931,850	$—	$1,098,931,850
Short-Term Securities	22,222,333	—	—	22,222,333

	$22,222,333	$1,098,931,850	$—	$1,121,154,183

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(1,174,026)	$—	$—	$(1,174,026)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(153,287,940)	$—	$(153,287,940)
VRDP Shares at Liquidation Value	—	(251,400,000)	—	(251,400,000)

	$—	$(404,687,940)	$—	$(404,687,940)

12